UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dolphin Limited Partnership I, L.P.
Address: 96 Cummings Point Road

         Stamford, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald T. Netter
Title:     Senior Managing Director of Dolphin Holdings Corp.
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     Donald T. Netter     Stamford, CT     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $43,425 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11255                      Dolphin Holdings Corp.
2    28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGELICA CORP                  COM              34663104      4112   234430 SH       DEFINED                  4112        0        0
APRIA HEALTHCARE GROUP         COM              37933108      5288   279800 SH       DEFINED                  5288        0        0
BRISTOL-MYERS SQUIBB CO        COM              110122108      647    25000 SH       DEFINED                   647        0        0
CHAMPPS ENTERTAINMENT INC      COM              158787101      485    73954 SH       DEFINED                   485        0        0
EMERSON RADIO CORP             COM NEW          291087203       98    30280 SH       DEFINED                    98        0        0
I-MANY INCORPORATED            COM              44973Q103     2172   904960 SH       DEFINED                  2172        0        0
INFOUSA INC                    COM              456818301    11028  1069628 SH       DEFINED                 11028        0        0
JOHNSON OUTDOORS INC           CL A             479167108     3060   176862 SH       DEFINED                  3060        0        0
KATY INDS INC                  COM              486026107      367   156800 SH       DEFINED                   367        0        0
MASSEY ENERGY CO               COM              576206106     3916   108780 SH       DEFINED                  3916        0        0
MTR GAMING GROUP INC           COM              553769100     1414   150736 SH       DEFINED                  1414        0        0
PANAMSAT HOLDINGS CORP         COM              69831Y105     2602   104170 SH       DEFINED                  2602        0        0
PMA CAPITAL CORP               CL A             693419202     1476   143270 SH       DEFINED                  1476        0        0
SUN TIMES MEDIA GROUP INC      CL A             86688Q100     3373   420000 SH       DEFINED                  3373        0        0
TIME WARNER INC                COM              887317105     2811   162500 SH       DEFINED                  2811        0        0
WHX CORP                                        929248508      576    62563 SH       DEFINED                   576        0        0